OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other operating income (expenses), net [Abstract]
Schedule of other operating income (expenses), net

	Year ended December 31,
	2022	2021	2020

Results of sundry assets	8,177	8,558	1,363
Provision for legal claims and other matters (Note 18 and 24 (i) and (ii))	1,069	—	—
Recovery of provision related to the ICMS action of unconstitutionality (Note 24 (i) (f)) (1)	—	—	380,075
Other operating income (2)	5,735	40,587	20,093

Other operating income	14,981	49,145	401,531

Provision for legal claims and other matters (Note 18 and 24 (i) and (ii))	—	(11,761)	(623)
Impairment charge (Note 3 (f))	(99,000)
Reversal of the asset in connection with the slab commitment agreement (Note 3 (e) (6))	—	(11,798)	—
Reversal of the asset in connection with the ICMS provision (Note 24 (i) (f)) (1)	—	—	(194,065)

Other operating expense	(99,000)	(23,559)	(194,688)

Other operating income (expenses), net	(84,019)	25,586	206,843

(1)For the year ended December 31, 2020, it includes the gain generated by the recovery of the provision for contingencies related to the ICMS action of unconstitutionality ($380,075), partially compensated by the reversal of the related credit ($194,065). For more information about this case, see note 24 (i)(f).
(2) For the year ended December 31, 2021, it includes the recovery of certain tax credits in Brazil of $27,200.